Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Loss from operations	$ (3,814,362)				$ (229,892)	$ (8,589,862)
Net loss and comprehensive loss	3,252,607	$ (2,418,806)			$ (10,850,513)	833,801
Archer Aviation Inc
Operating expenses
Research and development	11,448,000		$ 4,105,000			21,514,000	$ 6,974,000	$ 21,097,000	$ 769,000
General and administrative	22,409,000		669,000			28,987,000	1,686,000	3,491,000	122,000
Other warrant expense	0		0			78,208,000	0
Total operating expenses	33,857,000		4,774,000			128,709,000	8,660,000	24,588,000	891,000
Loss from operations	(33,857,000)		(4,774,000)			(128,709,000)	(8,660,000)	(24,588,000)	(891,000)
Gain on forgiveness of PPP loan	912,000		0			912,000	0
Other expense, net	(3,000)		0			0	0	(2,000)	0
Interest income (expense)	3,000		(128,000)			1,000	(229,000)	(232,000)	(53,000)
Loss before income taxes	(32,945,000)		(4,902,000)			(127,796,000)	(8,889,000)	(24,822,000)	(944,000)
Income tax expense	0		0			(2,000)	0	(1,000)	0
Net loss and comprehensive loss	$ (32,945,000)	$ (94,853,000)	$ (4,902,000)	$ (3,987,000)		$ (127,798,000)	$ (8,889,000)	$ (24,823,000)	$ (944,000)
Net loss per share, basic and diluted	$ (0.57)		$ (0.10)			$ (2.25)	$ (0.18)	$ (0.49)	$ (0.02)
Weighted-average common shares, basic and diluted	58,100,977		50,000,000			56,774,344	50,000,000	50,164,360	50,000,000